Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 48.7%
DWS Core Equity Fund "Institutional" (a)	280,510	8,746,302
DWS Emerging Markets Equity Fund "Institutional" (a)	11,404	265,719
DWS RREEF Global Infrastructure Fund "Institutional" (a)	37,769	600,152
DWS RREEF Real Estate Securities Fund "Institutional" (a)	70,526	1,418,285
DWS Small Cap Core Fund "S" (a)	25,545	824,315
Total Equity - Equity Funds (Cost $6,345,572)		11,854,773
Equity - Exchange-Traded Funds 16.0%
iShares Core MSCI Europe ETF	19,825	978,364
iShares MSCI Japan ETF	13,256	853,554
iShares MSCI Pacific ex Japan ETF	10,646	487,587
SPDR S&P Emerging Asia Pacific ETF	12,906	1,573,241
Total Equity - Exchange-Traded Funds (Cost $3,355,427)		3,892,746
Fixed Income - Bond Funds 15.0%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	51,486	480,877
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	43,060	381,510
DWS GNMA Fund "Institutional" (a)	104,434	1,453,724
DWS High Income Fund "Institutional" (a)	280,045	1,347,019
Total Fixed Income - Bond Funds (Cost $3,447,524)		3,663,130
Fixed Income - Exchange-Traded Funds 17.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,230	1,970,570
iShares JP Morgan USD Emerging Markets Bond ETF	1,155	131,959
iShares U.S. Treasury Bond ETF	44,088	1,222,780
Vanguard Total International Bond ETF	14,534	850,530
Total Fixed Income - Exchange-Traded Funds (Cost $3,898,076)		4,175,839
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.135% *, 6/17/2021 (b)	110,000	109,950
0.155% *, 6/17/2021 (b)	185,000	184,916
Total Short-Term U.S. Treasury Obligations (Cost $294,761)		294,866
	Shares	Value ($)
Fixed Income - Money Market Fund 2.0%
DWS Central Cash Management Government Fund, 0.09% (a) (c) (Cost $489,384)	489,384	489,384
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,830,744)	100.1	24,370,738
Other Assets and Liabilities, Net	(0.1)	(29,720)
Net Assets	100.0	24,341,018

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2020 are as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Equity - Equity Funds 48.7%
DWS Core Equity Fund "Institutional" (a)
8,653,359	193,638	435,800	115,761	219,344	26,248	—	280,510	8,746,302
DWS Emerging Markets Equity Fund "Institutional" (a)
240,402	—	—	—	25,317	—	—	11,404	265,719
DWS RREEF Global Infrastructure Fund "Institutional" (a)
582,232	251,657	266,400	12,391	20,272	3,327	—	37,769	600,152
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,683,168	8,462	320,950	(29,999)	77,604	8,462	—	70,526	1,418,285
DWS Small Cap Core Fund "S" (a)
503,657	214,420	—	—	106,238	—	—	25,544	824,315
Fixed Income - Bond Funds 15.0%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
469,972	5,594	—	—	5,311	5,595	—	51,486	480,877
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
377,128	1,731	—	—	2,651	1,731	—	43,060	381,510
DWS GNMA Fund "Institutional" (a)
1,429,569	46,074	24,079	(23)	2,183	7,114	—	104,434	1,453,724
DWS High Income Fund "Institutional" (a)
1,332,587	268,387	269,270	4,316	10,999	13,687	—	280,045	1,347,019
Fixed Income - Money Market Fund 2.0%
DWS Central Cash Management Government Fund, 0.09% (a) (c)
983,823	1,474,716	1,969,155	—	—	181	—	489,384	489,384
16,255,897	2,464,679	3,285,654	102,446	469,919	66,345	—	1,394,162	16,007,287

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At November 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At November 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/18/2020	15	578,234	627,141	48,907
Russell E-Mini 2000 Index	USD	12/18/2020	1	86,388	91,005	4,617
S&P 500 E-Mini Index	USD	12/18/2020	1	176,825	181,160	4,335
Total unrealized appreciation						57,859

At November 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2021	3	413,594	414,516	(922)

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$11,854,773	$—	$—	$11,854,773
Equity - Exchange-Traded Funds	3,892,746	—	—	3,892,746
Fixed Income - Bond Funds	3,663,130	—	—	3,663,130
Fixed Income - Exchange-Traded Funds	4,175,839	—	—	4,175,839
Short-Term U.S. Treasury Obligations	—	294,866	—	294,866
Fixed Income - Money Market Fund	489,384	—	—	489,384
Derivatives (d)
Futures Contracts	57,859	—	—	57,859
Total	$24,133,731	$294,866	$—	$24,428,597
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(922)	$—	$—	$(922)
Total	$(922)	$—	$—	$(922)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 57,859
Interest Rate Contracts	$ (922)

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DMAMAT-PH1

R-080548-1 (1/23)